Subsequent events (Details Narrative) - CAD ($)							12 Months Ended
	Apr. 30, 2025	Dec. 20, 2024	Nov. 29, 2024	Oct. 18, 2024	Oct. 01, 2024	Sep. 03, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 06, 2024	Nov. 05, 2024
Subsequent Event [Line Items]
Class of warrant or right, outstanding							132,220,000
Exercise price							$ 5.75
Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage							8.68%
Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage							1.39%
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of productive assets	$ 1,100,000	$ 4,400,000		$ 3,300,000
Proceeds from sale of inventory	39,000	200,000		451,000
Gain loss on disposition of assets	$ 640,000	$ 2,960,000		$ 1,997,000
Indebtedness secured by the security										$ 43,276,671
Additional borrowings									$ 720,000
Debt instrument, interest rate, stated percentage									11.00%
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions							68,750	162,500
Common Stock [Member] | Arrangement Agreement [Member] | Better Choice Company Inc [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions						8,898,069
Business acquisition, share price						$ 0.001
Common Stock [Member] | Arrangement Agreement [Member] | Acquire Co [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions						19,701,935
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant or right, outstanding			20,992		42,740
Exercise price			$ 4.80		$ 5.75
Warrants and rights outstanding, term			2 years		2 years
Private Placement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Exercise price											$ 5.75
Private Placement [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Exercise price											$ 4.80
Private Placement [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction			41,980		85,472
Stock price			$ 4.80		$ 4.80
Sale of stock, consideration received on transaction			$ 202,000		$ 410,000
Sale of stock, description of transaction			each common share was accompanied by 0.5 share purchase warrants		each common share was accompanied by 0.5 share purchase warrants